Equity dividends (Tables)	6 Months Ended
Sep. 30, 2023
Equity dividends.
Schedule of dividends declared and proposed

	Six months ended 30 September
	2023	2022
	€m	€m
Declared during the financial period:
Final dividend for the year ended 31 March 2023: 4.50 eurocents per share (2022: 4.50 eurocents per share)	1,215	1,265
Proposed after the end of the reporting period and not recognised as a liability:
Interim dividend for the year ending 31 March 2024: 4.50 eurocents per share (2023: 4.50 eurocents per share)	1,218	1,237